UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Capital Growth Fund
	Shares	Value ($)
Consumer Discretionary 18.9%
Auto Components 0.7%
BorgWarner, Inc.	206,402	11,341,790
Hotels, Restaurants & Leisure 3.0%
Brinker International, Inc. (a)	294,135	17,262,783
Las Vegas Sands Corp. (a)	226,640	13,181,382
Starwood Hotels & Resorts Worldwide, Inc.	214,124	17,359,033

		47,803,198
Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	80,115	24,863,690
Expedia, Inc. (a)	92,297	7,878,472

		32,742,162
Media 3.5%
Twenty-First Century Fox, Inc. "A"	693,256	26,624,497
Walt Disney Co. (a)	298,218	28,089,153

		54,713,650
Specialty Retail 5.5%
Dick's Sporting Goods, Inc.	291,351	14,465,577
GNC Holdings, Inc. "A"	150,230	7,054,801
Home Depot, Inc.	354,655	37,228,135
L Brands, Inc.	327,154	28,315,179

		87,063,692
Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc. "B"	396,503	38,123,764
VF Corp.	363,079	27,194,617

		65,318,381
Consumer Staples 10.2%
Beverages 2.2%
PepsiCo., Inc.	364,379	34,455,678
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	200,701	28,449,367
Whole Foods Market, Inc. (a)	391,077	19,718,102

		48,167,469
Food Products 3.8%
Mead Johnson Nutrition Co.	223,283	22,448,873
Mondelez International, Inc. "A"	409,094	14,860,340
The WhiteWave Foods Co.*	646,654	22,626,423

		59,935,636
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	255,742	19,487,540
Energy 3.7%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	214,723	18,339,491
Oil, Gas & Consumable Fuels 2.5%
Antero Resources Corp.* (a)	141,517	5,742,760
Continental Resources, Inc.* (a)	151,322	5,804,712
EOG Resources, Inc.	150,438	13,850,827
Pioneer Natural Resources Co.	98,424	14,650,412

		40,048,711
Financials 5.7%
Capital Markets 2.8%
Affiliated Managers Group, Inc.*	88,940	18,876,626
Ameriprise Financial, Inc.	102,984	13,619,634
Charles Schwab Corp.	371,521	11,216,219

		43,712,479
Consumer Finance 1.2%
Capital One Financial Corp.	240,608	19,862,191
Diversified Financial Services 0.9%
Intercontinental Exchange, Inc.	63,822	13,995,526
Real Estate Investment Trusts 0.8%
Crown Castle International Corp. (REIT)	160,886	12,661,728
Health Care 16.3%
Biotechnology 7.0%
Celgene Corp.* (a)	333,638	37,320,747
Cepheid, Inc.* (a)	237,108	12,837,027
Gilead Sciences, Inc.*	267,534	25,217,755
Medivation, Inc.*	172,796	17,212,209
NPS Pharmaceuticals, Inc.*	523,027	18,708,676

		111,296,414
Health Care Equipment & Supplies 1.2%
St. Jude Medical, Inc.	285,002	18,533,680
Health Care Providers & Services 3.7%
Express Scripts Holding Co.*	175,668	14,873,810
McKesson Corp.	110,290	22,893,998
Omnicare, Inc. (a)	295,771	21,570,579

		59,338,387
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	209,071	26,194,506
Pharmaceuticals 2.7%
Allergan, Inc.	115,502	24,554,570
Bristol-Myers Squibb Co.	202,348	11,944,602
Shire PLC (ADR)	30,388	6,458,666

		42,957,838
Industrials 11.7%
Aerospace & Defense 3.1%
BE Aerospace, Inc.*	154,094	8,940,534
Boeing Co.	174,052	22,623,279
KLX, Inc.*	77,556	3,199,164
TransDigm Group, Inc. (a)	69,063	13,560,520

		48,323,497
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	87,661	11,490,604
Electrical Equipment 1.4%
AMETEK, Inc.	417,198	21,957,131
Industrial Conglomerates 1.7%
General Electric Co.	322,141	8,140,503
Roper Industries, Inc.	124,468	19,460,572

		27,601,075
Machinery 3.5%
Dover Corp. (a)	127,697	9,158,429
Pall Corp.	192,344	19,467,136
Parker-Hannifin Corp.	209,750	27,047,262

		55,672,827
Road & Rail 1.3%
Norfolk Southern Corp.	192,192	21,066,165
Information Technology 27.7%
Communications Equipment 1.1%
Palo Alto Networks, Inc.*	137,561	16,860,852
Internet Software & Services 6.5%
Alibaba Group Holding Ltd. (ADR)*	93,717	9,740,945
Facebook, Inc. "A"*	342,938	26,756,023
Google, Inc. "A"*	52,643	27,935,534
Google, Inc. "C"*	53,016	27,907,623
LinkedIn Corp. "A"*	46,685	10,724,011

		103,064,136
IT Services 3.4%
Cognizant Technology Solutions Corp. "A"*	254,607	13,407,605
Visa, Inc. "A" (a)	155,957	40,891,925

		54,299,530
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	303,714	16,862,201
Avago Technologies Ltd.	135,115	13,591,218
Intel Corp.	356,378	12,932,958
NXP Semiconductors NV*	158,421	12,103,364

		55,489,741
Software 6.8%
Adobe Systems, Inc.*	225,504	16,394,141
Microsoft Corp.	944,178	43,857,068
Oracle Corp. (a)	652,455	29,340,901
Salesforce.com, Inc.* (a)	301,958	17,909,129

		107,501,239
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	774,835	85,526,287
Western Digital Corp.	147,488	16,326,922

		101,853,209
Materials 3.5%
Chemicals 2.7%
Dow Chemical Co.	310,523	14,162,954
Ecolab, Inc. (a)	201,999	21,112,936
PPG Industries, Inc.	29,995	6,933,344

		42,209,234
Containers & Packaging 0.8%
Ball Corp.	192,224	13,103,910
Telecommunication Services 0.6%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	169,885	8,388,921
Zayo Group Holdings, Inc.*	41,724	1,275,503

		9,664,424
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	164,269	8,755,538

Total Common Stocks (Cost $1,018,654,358)		1,566,883,259

	Principal Amount ($)	Value ($)
Convertible Bonds 0.5%
Information Technology
Twitter, Inc., 144A, 0.25%, 9/15/2019	3,834,000	3,330,788
Workday, Inc., 1.5%, 7/15/2020	3,452,577	4,205,670

Total Convertible Bonds (Cost $7,950,000)		7,536,458

	Shares	Value ($)
Securities Lending Collateral 13.0%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $206,340,933)	206,340,933	206,340,933
Cash Equivalents 0.8%
Central Cash Management Fund, 0.06% (b) (Cost $12,240,905)	12,240,905	12,240,905

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,245,186,196) †	113.2	1,793,001,555
Other Assets and Liabilities, Net	(13.2)	(209,259,472)

Net Assets	100.0	1,583,742,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,245,837,782.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $547,163,773.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $560,272,072 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,108,299.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $200,633,644, which is 12.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,566,883,259	$—	$—	$1,566,883,259
Convertible Bonds(d)	—	7,536,458	—	7,536,458
Short-Term Investments(d)	218,581,838	—	—	218,581,838
Total	$1,785,465,097	$7,536,458	$—	$1,793,001,555

There have been no transfers between fair value measurements levels during the period ended December 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015